UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment |_|;     Amendment Number:
This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CIGNA Corporation
Address: One Liberty Place
         Philadelphia, PA  19192-1550

Form 13F File Number: 28-1157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jeffrey S. Winer
Title: Assistant Corporate Secretary
Phone: 860-757-7276

Signature, Place, and Date of Signing:


--------------------------------------------------------------------------------
[Signature]

Hartford, CT
--------------------------------------------------------------------------------
[City, State]

May 23, 2005
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page
                              ---------------------

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 4

Form 13F Information Table Value Total: $47,342 (thousands)

List of Other Included Managers:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

------------------------------------------------------------------------------------------------------------------------------------
Column 1         Column 2     Column 3      Column 4     Column 5                Column 6       Column 7     Column 8
Name of          Title of     CUSIP         Value        SHRS or   SH/  PUT/     Investment     Other        Voting Authority
Issuer           Class                      (X$1000)     PRN AMT   PRN  CALL     Discretion     Managers     Sole       Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Brookstone       COM          114537103        1,720     106,042   SH            Defined                     106,042
Inc
------------------------------------------------------------------------------------------------------------------------------------
CIGNA            COM          125509109       26,120     292,500   SH            Defined                     292,500
Corporation
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El Paso          COM          28336L109          675      63,764   SH            Defined                      63,764
Corporation
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Trex Company     COM          89531P105       18,828     423,949   SH            Defined                     423,949
Inc.
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Grand Total                                  $47,342
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